Description of Business - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 02, 2021 USD ($)	Feb. 25, 2020 USD ($)	Feb. 25, 2020 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 KRW (₩) shares	Sep. 02, 2021 KRW (₩) shares	Sep. 02, 2021 $ / shares	Dec. 31, 2020 KRW (₩) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred | $					$ 825,000
Common stock, shares Issued | shares						2,477,672			2,477,672
Sale Of American Depositary Shares | shares							5,263,000
Proceeds from issuance initial public offering | $				$ 86,041
Common Stock, Value, Outstanding | ₩						₩ 10,000			₩ 10,000
American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity listing depository receipt ratio							0.05
Common Stock, Value, Outstanding | ₩							₩ 10,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering | $	$ 86,000
Payments for underwriting expense | $	$ 8,700
IPO [Member] | American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares Issued | shares							6,316,000
Sale of Stock, Price Per Share | $ / shares								$ 18.00
Double8 Games Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred		$ 2,000	₩ 2,300,000,000
DoubleU Games Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage						67.10%
STIC Special Situation Private Equity Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage						32.90%
Sale Of American Depositary Shares | shares							1,053,000
International Gaming Technologies [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage						10.60%
Stic [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage						22.30%